Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	Calvert Responsible Index Series, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001105446
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Calvert U.S. Large Cap Core Responsible Index Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0001105446_SupplementTextBlock
CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Date of Supplement: October 30, 2015
As currently disclosed in the Prospectus, Calvert Investment Distributors, Inc. (“CID”) may pay broker/dealers a finder’s fee on Class A shares purchased at net asset value (“NAV”) for Calvert U.S. Large Cap Core Responsible Index Fund (the “Fund”) in accounts with $1,000,000 or more.
Effective immediately, the finder’s fee for purchases of Class A shares at NAV for the Fund is 0.25% of the purchase amount on the first $2 million, 0.20% over $2 million up to $3 million, 0.125% over $3 million up to $50 million, 0.0625% over $50 million up to $100 million, and 0.0375% over $100 million.
In addition, purchases of Class A shares of the Fund at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a 12-month contingent deferred sales charge (“CDSC”) of 0.25%.
Accordingly, all references in the Prospectus to the finder’s fee and related CDSC for the Fund are hereby revised to reflect these changes.